Prepayments, receivables and other current assets, net and other non-current assets, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in the allowances for credit losses
Balance at beginning of the year	¥ (460,212)	¥ (604,506)	¥ (146,432)
Foreign currency translation adjustments	(25,373)	(3,979)
Provision	(1,609,671)	(523,863)	(557,129)
Write-offs	945,311	672,136	99,055
Balance at end of the year	¥ (1,149,945)	¥ (460,212)	¥ (604,506)